UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2013

Date of reporting period:	1/31/2013

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of January 31, 2013 (Unaudited)

Description(a)	Moody’s Rating (Unaudited)*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.2%
Alabama — 0.5%
Phenix City Indl. Dev. Brd. Envir. Impt. Rev., MeadWestvaco Coated Brd. Proj., Ser. A, A.M.T., Rfdg.	Baa3	4.125%	05/15/35	$ 1,000	$ 982,050
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co.,
Ser. A	Baa3	5.800%	05/01/34	1,000	1,135,810
Ser. A	BBB(b)	6.250%	11/01/33	1,750	2,025,590

					4,143,450

Arizona — 3.2%
Apache Cnty. Indl. Dev. Auth. Poll. Ctrl. Rev., Tuscon Elec. Pwr. Co., Ser. A	Baa3	4.500%	03/01/30	2,000	2,075,480
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	Baa2	7.250%	04/01/40	1,500	1,798,425
Pima Cnty. Indl. Dev. Auth. Rev.,
Tucson Elec. Pwr. Co.	Baa3	5.750%	09/01/29	3,500	3,704,540
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950%	10/01/20	1,000	1,139,240
Tucson Elec. Pwr. Co., Ser. A	Baa3	5.250%	10/01/40	1,000	1,092,130
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A.	BBB(b)	5.250%	10/01/19	3,135	3,354,419
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	Baa2	5.000%	12/01/32	4,500	5,213,790
Sr. Bonds	Baa2	5.000%	12/01/37	4,555	5,228,502
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	NR	6.250%	12/01/42	1,000	1,085,700

					24,692,226

California — 13.1%
ABAG Fin. Auth. for Nonprofit Corp., Episcopal Senior Cmnty., Rfdg.	BBB(b)	6.125%	07/01/41	775	901,914
California Cnty. Tob. Sec. Agcy.,
Conv., C.A.B.S. (Converted to Fixed on 12/01/10)	B2	5.250%	06/01/21	4,000	4,002,880
Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100%	06/01/28	1,750	1,681,487
California Hlth. Facs. Fing. Auth. Rev.,
Childrens Hosp., Ser. A	A(b)	5.250%	11/01/41	2,000	2,239,320
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500%	11/15/40	750	908,137
St. Joseph Hlth. Sys., Ser. A	A1	5.750%	07/01/39	1,770	2,039,872
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	500	533,480
California St.,
GO	A1	6.000%	04/01/38	3,500	4,193,700
Var. Purp., GO	A1	5.000%	04/01/42	1,000	1,133,480
Var. Purp., GO	A1	5.500%	11/01/39	1,000	1,162,960
Var. Purp., GO	A1	6.000%	11/01/39	1,500	1,820,010
California St. Mun. Fin. Auth. Chrt. Sch. Rev., Partnerships Uplift Cmnty. Proj. Ser. A	BB+(b)	5.250%	08/01/42	1,380	1,408,980
California St. Pub. Wks. Brd. Lease Rev.,
Judicial Council Proj., Ser. D	A2	5.000%	12/01/31	1,000	1,137,510
Various Cap. Proj., Ser. A	A2	5.000%	04/01/37	1,500	1,650,345
Various Cap. Proj., Ser. G-1	A2	5.750%	10/01/30	750	887,670
Various Cap. Proj., Ser. I-1	A2	6.375%	11/01/34	750	920,040
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp.	A+(b)	5.000%	11/01/40	800	885,376
John Muir Hlth.	A1	5.125%	07/01/39	500	548,125
Sch. Fac., Aspire Pub. Sch.	NR	6.000%	07/01/30	1,000	1,070,150
Sr. Living Southn. Calif. Presbyterian Homes	BBB-(b)	7.250%	11/15/41	500	572,080
Capistrano Unif. Sch. Dist. Cmnty. Facs. Rev., Talega Cmnty. Facs. Dist. #90-2	NR	6.000%	09/01/33	1,000	1,009,360
Chico Redev. Agcy. Tax Alloc. Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000%	04/01/30	2,000	2,060,020
Foothill/Eastern Trans. Corridor Agy. Toll Rd. Rev., Conv., C.A.B.S. (Converted to Fixed on 07/15/09)	Baa3	5.875%	01/15/28	6,700	6,903,680
Golden St. Tob. Secur. Corp. Tob. Settlement Rev.,
Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	1,040,800
Asset Bkd., Ser. A-2, C.A.B.S. (Converted to Fixed on 12/01/12)	B3	5.300%	06/01/37	5,000	4,578,500
Asset Bkd., Sr., Ser. A-1	B3	4.500%	06/01/27	14,535	13,711,447
Asset Bkd., Sr., Ser. A-1	B3	5.750%	06/01/47	6,515	6,170,226

Lake Elsinore Spl. Tax Cmnty. Facs., Dist.-2-Area A-A	NR	5.450%	09/01/36	1,500	1,502,760
Lincoln Pub. Fing. Auth. Rev., Twelve Bridges Sub., Ser. B	NR	6.000%	09/02/27	1,000	1,086,510
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	Baa2	5.000%	11/15/35	1,380	1,573,821
Ser. A	Baa2	5.500%	11/15/37	2,300	2,777,779
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	C	7.500%	12/01/24	3,000	3,058,230
M-S-R Energy Auth. Calif.,
Ser. A	A-(b)	6.500%	11/01/39	2,000	2,775,280
Ser. A	A-(b)	7.000%	11/01/34	1,650	2,364,500
Ser. B	A-(b)	6.500%	11/01/39	2,000	2,775,280
Murrieta Cmnty. Facs. Dist. Spl. Tax, No. 2, The Oaks Impt. Area, Ser. A	NR	5.900%	09/01/27	1,000	1,018,670
Palomar Pomerado Healthcare Dist. Ctfs. Part.	Baa3	6.000%	11/01/41	1,800	1,957,680
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon, Ser. A	NR	6.250%	09/01/23	3,000	3,064,710
Port of Oakland, Ser. O, A.M.T., Rfdg.	A2	5.125%	05/01/31	1,000	1,124,670
Rancho Cordova Cmnty. Facs. Dist., Tax No. 2003-1,
Sunridge Anatolia	NR	5.000%	09/01/37	800	806,024
Sunridge Anatolia	NR	6.000%	09/01/33	1,000	1,014,820
Riverside Cnty. Calif. Redev. Agy. Tax Alloc. Intst. 215 Corridor, Ser. E	Ba1	6.500%	10/01/40	2,000	2,252,640
San Buenaventura Calif. Rev.,
Cmnty. Mem. Hlth. Sys.	Ba2	7.500%	12/01/41	1,000	1,221,910
Cmnty. Mem. Hlth. Sys.	Ba2	8.000%	12/01/26	500	643,030
San Francisco City & Cnty. Arpts. Second Ser., Ser. C, A.M.T., Rfdg.	A1	5.000%	05/01/25	1,000	1,148,080
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.000%	09/01/33	1,800	1,817,874
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000%	09/01/36	500	559,505
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300%	09/01/36	1,000	931,760

					100,647,082

Colorado — 1.7%
Colorado Hlth. Facs. Auth. Rev.,
Catholic Hlth., Ser. A	Aa3	5.000%	02/01/41	2,000	2,210,700
Christian Living Cmntys. Proj., Ser. A	NR	5.750%	01/01/37	1,500	1,603,215
Christian Living Cmntys., Rfdg.	NR	5.250%	01/01/37	550	584,568
Valley View Assn. Proj.	BBB+(b)	5.125%	05/15/37	1,240	1,276,654
Valley View Assn. Proj.	BBB+(b)	5.250%	05/15/42	2,500	2,580,100
E-470 Pub. Hwy. Auth. Rev., Ser. C	Baa2	5.375%	09/01/26	1,000	1,115,440
Plaza Co. Met. Dist. #1 Rev., Rfdg.	NR	5.000%	12/01/40	1,000	1,034,490
Pub. Auth. Energy Nat. Gas Pur. Rev.	Baa2	6.500%	11/15/38	1,500	2,034,285
Univ. of Colorado Hosp. Auth. Rev., Ser. A	A1	5.000%	11/15/42	750	835,282

					13,274,734

Connecticut — 1.4%
Connecticut St. Dev. Auth. Rev., Conn. Lt. & Pwr. Co. Proj., Ser. A, Rfdg.	A3	4.375%	09/01/28	2,000	2,183,740
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Hartford Healthcare, Ser. A	A2	5.000%	07/01/41	1,250	1,353,400
Stamford Hosp., Ser. J	A-(b)	5.000%	07/01/42	2,500	2,737,625
Western Conn. Hlth., Ser. M	A(b)	5.375%	07/01/41	1,250	1,427,388
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750%	01/01/43	1,000	1,087,790

Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	NR	7.875%	04/01/39	2,000	2,284,340

					11,074,283

Delaware — 0.4%
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch.	BBB(b)	5.000%	09/01/42	690	733,449
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa3	5.000%	06/01/30	2,000	2,022,020

					2,755,469

District of Columbia — 0.8%
Dist. of Columbia Rev.,
Assn. Amern. Med. Colleges, Ser. B	A+(b)	5.000%	10/01/41	2,500	2,776,175
Friendship Pub. Chrt. Sch.	BBB(b)	5.000%	06/01/42	1,500	1,560,180
Gallaudet Univ.	A2	5.500%	04/01/34	400	463,772

Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.250%	10/01/27	1,500	1,683,750

					6,483,877

Florida — 6.6%
Broward Cnty. Arpt. Sys. Rev., Ser. Q-2, A.M.T.	A1	5.000%	10/01/42	2,000	2,177,340
Capital Tr. Agy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	Baa3	5.350%	07/01/29	2,440	2,602,260
Citizens Ppty. Ins. Corp., Sr. Secd.,
Coastal, Ser. A-1	A2	5.000%	06/01/19	1,250	1,465,500
High Act.	A2	6.000%	06/01/16	1,500	1,730,715
Ser. A-1	A2	5.000%	06/01/22	1,000	1,181,720
Cityplace CDD Spl. Assmt. Rev., Rfdg.	NR	5.000%	05/01/26	1,000	1,144,970
Florida Dev. Fin. Corp. Edl. Facs. Rev.,
Bay Area Charter Foundation, Ser. A	NR	7.750%	06/15/42	2,000	2,281,600
Renaissance Charter Sch., Ser. A	NR	6.000%	09/15/40	1,750	1,903,562
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.375%	11/15/26	3,000	3,037,500
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.500%	11/15/36	2,000	2,025,000
Highlands Cmnty. Dev. Spl. Assmt.(d)	NR	5.550%	05/01/36	165	102,279
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(e)	NR	8.000%	08/15/32	1,000	1,410,560
Rfdg. Tampa Gen. Hosp. Proj., Ser. A	A3	4.000%	10/01/43	500	491,295
Tampa Electric	A3	5.650%	05/15/18	1,000	1,191,920
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(c)	NR	5.750%	05/01/36	1,860	945,085
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., A.M.T.	Baa3	5.300%	05/01/37	3,000	3,002,280
Jacksonville Port. Auth. Rev., A.M.T., Rfdg.	A2	5.000%	11/01/38	500	543,380
Miami Beach Hlth. Facs. Auth. Rev., Mount Sinai Med. Ctr., Rfdg.	Baa2	5.000%	11/15/29	1,000	1,100,450
North Sumter Cnty. Util. Dependent Dist.
Solid Wste. Rev.	BBB-(b)	5.000%	10/01/42	2,000	2,030,520
Util. Rev.	BBB(b)	5.750%	10/01/43	1,500	1,661,325
St. Johns Cnty. Fla. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	NR	6.000%	08/01/45	1,000	1,127,800
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp.	A1	6.500%	11/15/39	1,500	1,791,735
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625%	07/01/39	1,000	1,108,420
Seminole Tribe Rev.,
Gaming Div., Tribal Eco. Dev. Bonds, Ser. 2010A, 144A	Ba1	5.125%	10/01/17	1,500	1,567,950
Spl. Oblig., Ser. A, 144A	Ba2	5.500%	10/01/24	1,000	1,087,170
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp.	A2	5.250%	10/01/34	1,250	1,380,862
South Lake Hosp., Ser. A	Baa1	6.250%	04/01/39	1,910	2,196,672
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev.,
Phase l, Rfdg.	NR	3.500%	05/01/28	1,000	987,150
Phase l, Rfdg.	NR	4.000%	05/01/33	500	501,645
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	NR	6.125%	05/01/39	2,525	2,970,763
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.,
Ser. 2011	NR	7.000%	05/01/41	965	1,121,697
Ser. 2012, Rfdg.	NR	5.500%	05/01/42	2,000	2,152,800
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.,	NR	5.125%	05/01/43	1,165	1,147,292

					51,171,217

Georgia — 1.2%
Atlanta Arpt. Rev., Gen., Ser. B, A.M.T., Rfdg.	A1	5.000%	01/01/30	500	561,375
Burke Cnty. Dev. Auth. Poll. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	Baa1	5.500%	01/01/33	1,000	1,091,480
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines,
Ser. A	B-(b)	8.750%	06/01/29	2,000	2,507,800
Ser. B, A.M.T.	B-(b)	9.000%	06/01/35	1,000	1,118,590
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125%	02/15/34	1,200	1,224,960
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa2	6.150%	02/01/20	1,000	1,273,570
Marietta Dev. Auth. Rev., Life Univ.	Ba3	7.000%	06/15/39	1,000	1,078,490

					8,856,265

Guam — 0.2%
Guam Govt., Ser. A, GO	B+(b)	7.000%	11/15/39	1,000	1,127,630
Guam Govt. Bus. Priv. Tax Rev., Ser. B-1	A(b)	5.000%	01/01/42	650	717,295

					1,844,925

Hawaii — 0.5%
Hawaii Pac. Hlth. Rev.,
Spl. Purp.	A3	5.750%	07/01/40	500	563,860
Spl. Purp., Ser. B	A3	5.500%	07/01/40	1,000	1,098,100
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev.,
15 Craigside Proj.	NR	9.000%	11/15/44	1,000	1,206,000
Hawaiian Elec. Co.	Baa1	6.500%	07/01/39	1,000	1,171,670

					4,039,630

Idaho — 0.3%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750%	11/01/37	1,000	1,183,880
Idaho Hsg. & Fin. Assn. Rev., North Star Chrt. Sch. Proj.	B(b)	9.500%	07/01/39	1,000	1,105,100

					2,288,980

Illinois — 6.1%
Chicago Illinois Proj., Ser. A, GO	Aa3	5.000%	01/01/40	2,000	2,182,700
Chicago O’Hare Intl. Arpt. Rev., Gen.-Third Lien, Ser. C	A2	6.500%	01/01/41	1,000	1,293,150
Illinois Fin. Auth. Rev.,
American Water Cap. Corp. Proj.	Baa2	5.250%	10/01/39	3,150	3,349,805
Cent. Dupage Hlth., Ser. B	AA(b)	5.500%	11/01/39	1,500	1,702,995
Chrt. Sch. Rev. Uno Sch., Rfdg.	BBB-(b)	6.875%	10/01/31	2,500	2,880,725
Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/31	2,500	2,401,750
Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/36	5,000	4,699,300
Little Co. Mary Hosp. & Hlth.	A+(b)	5.375%	08/15/40	1,500	1,625,580
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,500	1,762,440
Provena Hlth., Ser. A	Baa1	6.000%	05/01/28	1,500	1,724,730
Provena Hlth., Ser. A	Baa1	7.750%	08/15/34	1,000	1,277,310
Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A2	7.250%	11/01/38	3,405	4,266,669
Rush Univ. Med. Ctr., Ser. C	A2	6.625%	11/01/39	1,000	1,220,690
Silver Cross & Med. Ctrs.	BBB-(b)	7.000%	08/15/44	3,000	3,585,660
Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	Baa3	5.000%	05/01/30	5,000	5,228,950
Swedish Covenant, Ser. A	BBB+(b)	6.000%	08/15/38	1,500	1,704,090
Illinois St., GO	A2	5.000%	08/01/25	1,000	1,128,800
Illinois St., GO	A2	5.000%	03/01/36	1,000	1,087,410
Railsplitter Tob. Settlement Auth. Rev.	A-(b)	6.000%	06/01/28	2,250	2,702,047
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 03/01/13)(e)	NR	6.700%	03/01/33	1,000	1,024,930

					46,849,731

Indiana — 2.0%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	A-(b)	5.500%	03/01/37	2,000	2,185,920
Cmnty. Foundation Northwest Ind., Ser. A (Prerefunded 03/01/14)(e)	A-(b)	6.000%	03/01/34	3,000	3,207,630
Indiana St. Fin. Auth. Rev.,
Cmnty. Foundation Northwest Ind.	A-(b)	5.000%	03/01/41	1,375	1,483,158
Drexel Fndtn. Edl. Facs. Proj., Ser. A	BB+(b)	7.000%	10/01/39	1,000	1,082,670
Duke Energy Ind., Ser. B	A(b)	6.000%	08/01/39	1,000	1,166,980
Midwestern Disaster Relief Rev., Ohio Vly. Elec. Corp. Proj., Ser. A	Baa3	5.000%	06/01/39	1,250	1,328,475
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	A2	5.750%	01/01/38	1,000	1,142,800
Rockport, In. Rev., AK Steel Holdings Corp., A.M.T. Rfdg.	B3	7.000%	06/01/28	1,500	1,577,610
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	7.750%	09/01/31	1,500	1,836,060

					15,011,303

Iowa — 0.3%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000%	06/01/43	1,000	1,085,140
Ames. Hosp., Mary Greely Med. Ctr.	A2	5.250%	06/15/36	1,000	1,093,100

					2,178,240

Kansas — 0.4%
Kansas St. Dev. Fin. Auth. Hosp. Rev.,
Adventish Hlth.	Aa3	5.750%	11/15/38	1,000	1,173,090
KU Hlth. Sys., Ser. H	A+(b)	5.125%	03/01/39	500	544,350
Wyandotte Cnty. Kans. City Unified Govt. Spl. Oblig. Rev., Cap. Apprec. Sales Tax-Sub. Lien, Ser. B	NR	5.070%(f)	06/01/21	2,385	1,571,262

					3,288,702

Kentucky — 0.9%
Kentucky Econ. Dev. Fin. Auth. Rev.,
Hosp. Facs., Owensboro Med. Hlth. Sys.	Baa2	6.375%	06/01/40	3,500	4,170,600
Masonic Home Indpt. Living	NR	5.750%	05/15/17	1,250	1,252,400

Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj.,
Ser. A	Baa2	6.250%	06/01/39	500	563,550
Ser. B	Baa2	5.625%	09/01/39	500	541,785

					6,528,335

Louisiana — 2.1%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev.,
Westlake Chem. Corp., Ser. A-2	Baa3	6.500%	11/01/35	1,000	1,175,310
Woman’s Hosp. Foundation, Ser. A	A3	6.000%	10/01/44	2,000	2,295,880
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Missionaries Hosp.	A2	6.750%	07/01/39	2,000	2,345,520
Franciscan Missionaries of Our Lady Hlth. Sys. Proj.	A2	5.000%	07/01/42	1,500	1,652,565
Louisiana St. Citizens Ppty. Ins. Assmt. Rev., Ser. C, A.G.C.	A3	6.750%	06/01/26	2,000	2,495,120
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)	Baa2	4.000%	12/01/40	1,500	1,654,680
Tob. Settlement Fing. Corp. Rev., Asset Bkd.,
Ser. 2001B	A1	5.500%	05/15/30	830	846,592
Ser. 2001B	A3	5.875%	05/15/39	4,000	4,079,960

					16,545,627

Maine — 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Center	Baa3	7.500%	07/01/32	2,000	2,568,680

Maryland — 1.6%
Cnty. of Anne Arundel Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	NR	6.250%	07/01/40	2,000	2,142,920
Cnty. of Frederick Spl. Oblig., Sub. Urbana Cmnty. Dev. Auth.,
Ser. A	A-(b)	5.000%	07/01/40	1,000	1,098,580
Ser. B	NR	5.500%	07/01/40	4,860	4,973,432
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200%	09/01/22	1,000	1,219,560
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Charlestown Cmnty., Rfdg.	NR	6.250%	01/01/41	1,500	1,720,455
Lifebridge Hlth.	A2	6.000%	07/01/41	600	709,476
Maryland St. Indl. Dev. Fin. Auth. Rev., Synagro Baltimore, Ser. A, A.M.T., Rfdg.	NR	5.250%	12/01/13	700	719,754

					12,584,177

Massachusetts — 1.9%
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. Bonds, Ser. A, Rfdg.	Aa1	7.500%	05/01/14	1,205	1,264,768
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100%	07/01/32	3,635	3,636,817
Boston Med. Ctr., Ser. C	Baa1	5.000%	07/01/29	1,000	1,096,710
Carleton Willard Vlg.	A-(b)	5.625%	12/01/30	400	442,532
Groves in Lincoln-Deacone, Sr. Living Fac. Rev., Ser. B1	NR	7.250%	06/01/16	1,000	470,070
Linden Ponds, Inc. Fac. Ser. A-1	NR	6.250%	11/15/46	709	518,848
Linden Ponds, Inc. Fac. Ser. A-2	NR	5.500%	11/15/46	38	23,612
Linden Ponds, Inc. Fac. Ser. B	NR	12.300%(f)	11/15/56	187	1,005
Solid Wste. Disp. Rev., Dominion Energy Brayton (Mandatory put date 05/01/19)	Baa2	5.750%	12/01/42	1,000	1,216,110
Tufts Med. Ctr., Ser. I	BBB(b)	7.250%	01/01/32	2,000	2,516,180
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A2	5.000%	07/01/32	3,000	3,127,650

					14,314,302

Michigan — 4.1%
Detroit Mich. Sch. Distr. St. Aid, GO	Aa3	5.250%	11/01/35	500	553,905
Detroit Mich. Sewer Disp. Rev., Sr. Lien, Ser. B, A.G.M.	A2	7.500%	07/01/33	1,000	1,249,590
Detroit Mich. Wtr. & Sewerage Dept. Sr. Lien, Ser. A, Rfdg.	Baa3	5.250%	07/01/39	2,000	2,178,100
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BB+(b)	6.250%	07/01/40	3,000	3,154,260
Michigan Fin. Auth. Ltd. Oblig. Rev., Pub. Sch. Academy, Old Redford, Ser. A	BB(b)	6.500%	12/01/40	745	769,808
Michigan Pub. Edl. Facs. Auth. Rev., Ltd. Oblig.-Black River Sch., Rfdg.	NR	5.800%	09/01/30	1,250	1,236,362
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	Aa3	5.375%	10/15/41	750	863,820
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth.	A2	5.750%	11/15/39	1,000	1,143,290
McLaren Healthcare Corp.	Aa3	5.750%	05/15/38	1,500	1,732,890

Michigan Strategic Fund Rev.,
Detroit Ed., Rmkt., Rfdg.	A2	5.625%	07/01/20	1,000	1,225,510
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 06/02/14)	Baa2	6.750%	12/01/28	1,000	1,076,180
Dow Chemical, Ser. B-1	Baa2	6.250%	06/01/14	1,000	1,071,390
Wste. Mgmt., Inc., A.M.T.	BBB(b)	4.500%	12/01/13	1,000	1,031,660
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	NR	6.500%	12/01/20	2,000	2,030,380
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250%	09/01/39	2,150	2,749,119
William Beaumont Hosp., Ser. W	A1	6.000%	08/01/39	1,000	1,141,100
Star Intl. Academy, Pub. Sch. Academy, Rfdg.(g)	BBB(b)	5.000%	03/01/33	2,000	2,057,500
Summit Academy Rev., Rfdg.,
North Pub. Sch., Academy	BB(b)	5.500%	11/01/30	1,500	1,466,625
Pub. Sch., Academy	BB(b)	6.250%	11/01/25	2,060	2,108,740
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, GO	Baa2	6.750%	11/01/39	965	1,112,269
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, A.M.T., Rfdg.	A2	5.000%	12/01/28	1,500	1,696,425

					31,648,923

Minnesota — 0.3%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Proj.	Ba1	6.000%	11/15/35	1,000	1,078,800
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7	Baa3	4.500%	10/01/37	1,000	1,012,470

					2,091,270

Mississippi — 0.3%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj.,
Ser. A	Baa3	5.375%	12/01/35	1,000	1,105,340
Ser. A	Baa3	6.500%	09/01/32	1,000	1,150,920

					2,256,260

Missouri — 0.9%
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	NR	6.875%	11/01/39	1,500	1,622,715
Missouri St. Hlth. & Ed. Facs.,
Heartland Regl. Med. Ctr.	A1	5.000%	02/15/43	2,000	2,166,200
Lutheran Senior Services	NR	6.000%	02/01/41	1,000	1,126,300
Poplar Bluff Regl. Transn. Dist. Transn. Sales Tax Rev.	BBB(b)	4.750%	12/01/42	2,100	2,103,150

					7,018,365

Nebraska — 0.3%
Central Plains Energy Proj. Gas Rev., Proj. #3	A3	5.000%	09/01/42	1,750	1,919,295

Nevada — 0.6%
Carson City Hosp. Rev., Carson Tahoe Regl. Med. Ctr., Rfdg.	BBB+(b)	5.000%	09/01/33	1,000	1,077,270
Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax,
Ser. C, A.M.B.A.C., A.M.T.	A2	5.375%	07/01/16	1,000	1,017,670
Ser. C, A.M.B.A.C., A.M.T.	A2	5.375%	07/01/17	1,000	1,017,670
Clark Cnty. Impt. Dist. Spl. Impvt. Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	BBB-(b)	4.000%	08/01/23	1,795	1,789,059

					4,901,669

New Jersey — 8.5%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625%	01/01/38	1,000	1,040,370
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., A.M.T.	B3	5.125%	09/15/23	5,000	5,133,700
Continental Airlines, Inc., A.M.T.	B3	5.750%	09/15/27	1,000	1,029,710
Continental Airlines, Inc. Proj., A.M.T.	B3	4.875%	09/15/19	4,500	4,600,665
Continental Airlines, Inc. Proj., Spec. Facs., A.M.T.	B3	5.250%	09/15/29	5,000	5,095,350
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875%	07/01/28	1,000	1,072,350
Gloucester Marine, Ser. B, A.M.T.	NR	6.875%	01/01/37	3,000	3,053,460
Rfdg.	Baa1	5.000%	06/15/28	1,000	1,129,170
Umm Energy Partners, Ser. A, A.M.T.	Baa3	5.000%	06/15/37	1,500	1,568,430
Umm Energy Partners, Ser. A, A.M.T.	Baa3	5.125%	06/15/43	1,100	1,152,041
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp.	A1	6.000%	07/01/41	500	616,690
Barnabas Hlth., Ser. A, Rfdg.	Baa1	5.625%	07/01/37	1,000	1,129,610
Holy Name Med. Ctr., Rfdg.	Baa2	5.000%	07/01/25	1,625	1,743,446
St. Josephs Healthcare Sys.	Ba1	6.625%	07/01/38	3,000	3,476,460
Virtua Hlth.	A+(b)	5.750%	07/01/33	2,000	2,283,700
New Jersey St. Ed. Facs. Auth. UMDNJ Univ. Med. & Dentistry, Ser. B, Rfdg.	Baa1	7.500%	12/01/32	1,000	1,253,160

New Jersey St. Transn. Tr. Fd. Sys. Auth., Ser. A	A1	5.875%	12/15/38	2,000	2,358,560
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)	A3	3.800%(f)	01/01/35	4,000	3,817,440
Tob. Settlement Fin. Corp., NJ Rev., Rfdg.,
Ser. 1A	B1	4.500%	06/01/23	9,765	9,740,490
Ser. 1A	B1	4.625%	06/01/26	8,000	7,763,120
Ser. 1A	B2	4.750%	06/01/34	3,000	2,684,580
Ser. 1A	B2	5.000%	06/01/41	4,500	4,065,255

					65,807,757

New Mexico — 0.4%
Farmington Poll. Ctrl. Rev., Pub. Svc. NM San Juan, Ser. A, Rfdg. (Mandatory put date 06/01/20)	Baa3	5.200%	06/01/40	2,150	2,461,492
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AA+(b)	5.500%	07/01/35	775	823,918

					3,285,410

New York — 3.9%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	1,250	1,478,600
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	9.675%(f)	06/01/47	5,000	197,650
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	9.935%(f)	06/01/50	4,000	108,680
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000%	05/01/33	1,500	1,824,630
Ser. A	A3	6.250%	04/01/33	500	618,370
Metropolitan Transn. Auth. NY Rev., Transn., Ser. A	A2	5.000%	11/15/41	1,000	1,126,290
New York City Indl. Dev. Agcy. Rev.,
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.(d)	NR	7.500%	08/01/16	1,500	1,634,910
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.(d)	NR	7.750%	08/01/31	2,000	2,299,800
Spl. Fac., Terminal One Group Assn. Proj., A.M.T.	A3	5.500%	01/01/24	2,450	2,614,101
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	A+(b)	5.000%	11/15/44	1,500	1,682,160
4 World Trade Center Proj., Rfdg.	A+(b)	5.750%	11/15/51	1,750	2,076,165
7 World Trade Center, Class 1	Aaa	5.000%	09/15/40	1,000	1,142,250
New York St. Dorm. Auth. Rev.,
Mount Sinai Hosp., Ser. A	A2	5.000%	07/01/41	1,250	1,364,675
Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	A3	6.000%	07/01/40	1,000	1,178,470
North Shore. LI Jewish, Ser. A	A3	5.000%	05/01/41	3,550	3,950,049
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012	Ba1	5.000%	07/01/42	1,000	1,026,410
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Intl. Air Terminal	Baa3	5.000%	12/01/20	500	575,355
JFK Intl. Air Terminal	Baa3	6.000%	12/01/42	2,500	2,971,950
Suffolk Cnty. Indl. Dev. Agcy. Rev.,
Keyspan, Port Jefferson, A.M.T.	Baa1	5.250%	06/01/27	1,500	1,519,860
Tompkins Cnty. Dev. Corp. Rev., Tompkins Cortlant Cmnty. College	BBB-(b)	5.000%	07/01/38	1,000	1,042,020

					30,432,395

North Carolina — 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev.,Ser. C	Baa1	6.750%	01/01/24	1,000	1,248,150

North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	NR	6.000%	01/01/39	750	797,415

					2,045,565

North Dakota — 0.2%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig., Group B, Rfdg.	BBB-(b)	6.250%	07/01/21	1,730	1,733,962

Ohio — 3.9%
Akron Bath Copley Joint Twp., Ohio Hosp. Dist., Med. Ctr. Akron, Rfdg.	A1	5.000%	11/15/42	640	701,702
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo,
Ser. A-2	B3	5.125%	06/01/24	6,450	5,960,187
Ser. A-2	B3	5.375%	06/01/24	2,995	2,823,596
Ser. A-2	B3	5.875%	06/01/30	6,500	5,935,670
Ser. A-2	B3	6.500%	06/01/47	2,750	2,672,533
Cleveland Arpt. Sys. Rev., Ser. A, Rfdg.	Baa1	5.000%	01/01/31	1,000	1,121,340
Cnty. of Hamilton, Ohio Healthcare Facs. Rev., Christ Hosp. Proj.	Baa1	5.000%	06/01/42	1,250	1,350,550
Cnty. of Hancock, Ohio Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	A2	6.250%	12/01/34	600	710,712

Lucas Cnty. Hosp. Rev., Rfdg.,
Promedica Healthcare, Ser. A	Aa3	6.000%	11/15/41	750	913,590
Promedica Healthcare, Ser. A	Aa3	6.500%	11/15/37	875	1,099,989
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	A2	5.250%	08/01/41	1,200	1,320,804
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.250%	11/15/39	1,500	1,657,680
Ohio St. Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation,
Ser. A	Baa2	5.700%	02/01/14	1,500	1,562,790
Ser. C	Baa2	5.625%	06/01/18	500	585,525
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa2	5.875%	06/01/33	500	561,475
Southeastern Ohio Port Auth. Rev., Impt., Mem. Hlth. Sys., Rfdg.	NR	6.000%	12/01/42	1,000	1,087,390

					30,065,533

Oklahoma — 0.7%
Oklahoma Cnty. Fin. Auth. Rev., Epworth Villa Proj., Ser. A	NR	5.125%	04/01/42	1,750	1,769,390
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	A2	5.000%	02/15/42	1,500	1,658,340
Tulsa Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%	06/01/24	1,000	1,066,540
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser. A	NR	7.125%	11/01/30	1,000	1,141,500

					5,635,770

Oregon — 0.3%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Terwilliger Plaza, Rfdg.	NR	5.000%	12/01/29	1,000	1,094,040
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	NR	6.000%	05/15/42	1,000	1,078,890

					2,172,930

Pennsylvania — 6.1%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys.,
West Penn, Ser. A	Ca	5.000%	11/15/17	5,975	5,078,750
West Penn, Ser. A	Ca	5.000%	11/15/28	5,000	4,250,100
West Penn, Ser. A	Ca	5.375%	11/15/40	2,000	1,699,960
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250%	07/01/39	1,000	1,235,170
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	AA-(b)	5.375%	12/01/41	2,700	3,077,271
Cumberland Cnty. Mun. Auth. Rev.,
Asbury PA Oblig. Grp.	NR	6.125%	01/01/45	2,000	2,193,360
Asbury PA Oblig. Grp., Rfdg.	NR	5.250%	01/01/41	1,000	1,024,630
Diakon Lutheran	NR	6.375%	01/01/39	1,000	1,121,750
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900%	07/01/40	1,000	1,022,110
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125%	06/01/41	1,450	1,631,235
Lehigh Cnty. Gen. Purp. Auth. Rev., Bible Fellowship Church Homes Inc. Proj.	NR	5.250%	07/01/42	1,500	1,474,545
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	A3	5.500%	08/15/35	1,000	1,095,680
Northampton Cnty. Indl. Dev. Auth. Rev., Morningstar Senior Living	NR	5.000%	07/01/36	1,000	1,027,170
Pennsylvania Econ. Dev. Fin. Auth.,
Amtrak Proj. Facs. Rev., Ser. A, A.M.T., Rfdg.	A1	5.000%	11/01/41	1,000	1,077,680
Res. Recov., Colver Proj., Ser. F, A.M.B.A.C.,
A.M.T.,Rfdg.	Ba1	4.625%	12/01/18	4,500	4,571,370

Res. Recov., Sub., Colver Proj., Ser. G, A.M.T., Rfdg.	NR	5.125%	12/01/15	1,000	1,019,670
Sew. Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250%	01/01/32	750	857,872
US Airways Grp., Ser. B, Gty. Agmt.	Caa3	8.000%	05/01/29	500	583,275
Philadelphia, PA, GO, Ser. B, A.G.M.	A2	7.125%	07/15/38	1,500	1,758,990
Philadelphia Arpt. Rev., Ser. A, A.M.T., Rfdg.	A2	5.000%	06/15/27	2,500	2,791,350
Philadelphia Auth. For Indl. Dev. Rev.,
Mariana Bracetti Academy	BBB-(b)	7.625%	12/15/41	2,000	2,340,560
New Foundation Chrt. Sch. Proj.	BB+(b)	6.625%	12/15/41	1,000	1,102,530
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	Ba1	5.625%	07/01/42	2,000	2,183,920
Susquehanna Area Regional Arpt. Auth.,
A.M.T.	Baa3	6.500%	01/01/38	1,500	1,701,585
Ser. B	Baa3	4.000%	01/01/33	1,250	1,226,388

					47,146,921

Puerto Rico — 3.0%
Puerto Rico Comwlth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Ba1	5.750%	07/01/37	1,350	1,395,522
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Ba1	6.000%	07/01/47	1,125	1,181,025
Govt. Dev. Bank Sr. Notes., Ser. C, A.M.T.	Baa3	5.250%	01/01/15	2,000	2,031,580
Hwy. & Transn. Auth. Rev., Ser. CC	Baa2	5.500%	07/01/28	2,500	2,611,200
Pub. Impt., Ser. A, Rfdg.	Baa3	5.500%	07/01/39	2,000	2,051,620
Pub. Impt., Ser. C, GO, Rfdg.	Baa3	6.000%	07/01/39	800	842,072
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	Baa2	5.250%	07/01/40	2,000	2,012,100
Puerto Rico Pub. Bldg. Auth. Rev.,
Govt. Facs., Ser. P	Baa3	6.750%	07/01/36	750	827,737
Gtd. Govt. Facs., Ser. M, Rfdg.	Baa3	6.000%	07/01/20	2,500	2,799,325
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
Cap. Apprec., Ser. A	A3	10.450%(f)	08/01/33	5,000	1,576,000
First Sub., Ser. A	A3	5.000%	08/01/43	750	781,628
First Sub., Ser. A	A3	5.250%	08/01/43	750	794,805
First Sub., Ser. A	A3	5.500%	08/01/42	1,500	1,599,420
First Sub., Ser. A	A3	5.750%	08/01/37	1,000	1,080,880
First Sub., Ser. A	A3	6.000%	08/01/42	1,500	1,650,405

					23,235,319

Rhode Island — 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	Baa1	7.000%	05/15/39	2,000	2,349,980

South Dakota — 0.4%
Educational Enhancement Funding Corp., Tob., Ser. B	A3	6.500%	06/01/32	2,800	2,830,968
South Dakota St. Hlth. & Edl. Facs. Auth. Avera Hlth., Ser. A	A1	5.000%	07/01/42	500	547,005

					3,377,973

Tennessee — 1.9%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Mountain States Hlth. Alliance	Baa1	6.000%	07/01/38	1,000	1,172,720
Mountain States Hlth. First Mtge., Ser. A, NATL, E.T.M., Rfdg.	Baa1	6.750%	07/01/17	2,000	2,382,360
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, C.A.B.S.	A-(b)	4.910%(f)	01/01/35	1,000	345,130
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd., Impt. Blakeford at Green Hills, Rfdg.	NR	5.000%	07/01/37	850	900,371
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500%	12/01/19	3,600	3,616,380
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	NR	5.250%	12/01/42	1,000	1,006,420
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa3	5.000%	02/01/18	2,000	2,226,280
Ser. C	Baa3	5.000%	02/01/22	1,000	1,139,210
Ser. C	Baa3	5.000%	02/01/25	1,500	1,674,465

					14,463,336

Texas — 10.4%
Austin Convention Enterprises, Inc.,
Convention Ctr.Rfdg.,
Second Tier, Ser. B	Ba2	5.750%	01/01/24	3,405	3,657,208
Second Tier, Ser. B	Ba2	5.750%	01/01/34	1,000	1,044,390
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC, A.M.T., Rfdg.	Ca	5.400%	05/01/29	2,000	219,860
TXU Energy Co. LLC, Elec. Rmkt., A.M.T., Rfdg.	Ca	8.250%	10/01/30	3,000	536,310

TXU Energy Co. LLC, Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400%	10/01/29	1,000	404,930
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	Baa2	6.125%	04/01/45	2,000	2,270,420
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien	Baa3	5.750%	01/01/25	1,000	1,159,090
Sr. Lien	Baa3	6.000%	01/01/41	2,000	2,332,520
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	BBB(b)	5.000%	08/15/42	1,000	1,088,570
Idea Pub. Sch.	BBB(b)	5.750%	08/15/41	1,000	1,134,800
Tejano Ctr. Cmnty.	BBB-(b)	9.000%	02/15/38	2,000	2,381,820
Uplift Ed., Ser. A	BBB-(b)	6.125%	12/01/40	3,000	3,499,500
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125%	09/01/34	3,000	3,174,300

Harris Cnty. Indl. Dev. Corp. Solid Wste. Disp. Rev., Deer Park Refining Proj.	A-1	5.000%	02/01/23	750	836,918
Houston Arpt. Sys. Rev., Rfdg.,
Spl. Facs. Cont. Airlines, Inc. Proj., A.M.T.	B3	6.625%	07/15/38	1,500	1,667,460
Sub. Lien, Ser. A, A.M.T.	A(b)	5.000%	07/01/25	250	288,650
Sub. Lien, Ser. A, A.M.T.	A(b)	5.000%	07/01/32	1,000	1,127,980
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	BBB(b)	5.000%	02/15/42	1,250	1,327,450
Cosmos Fndtn., Inc., Ser. A	BBB(b)	6.500%	05/15/31	1,000	1,249,280
La Vernia Higher Ed. Fin. Corp. Ed. Rev.,
Kipp, Inc., Ser. A	BBB(b)	6.375%	08/15/44	1,000	1,171,180
Lifeschools of Dallas, Ser. A	BBB-(b)	7.500%	08/15/41	2,000	2,347,700
Love Field Arpt. Modernization Corp., Spl. Facs. Rev., Southwest Airlines Co. Proj.	Baa3	5.000%	11/01/28	1,000	1,089,300
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt.,
Ser. A (Prerefunded 05/15/15)(e)	A1	7.250%	05/15/37	4,905	5,651,148
Ser. A, Unrefunded Balance	A1	7.250%	05/15/37	95	106,617
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300%	11/01/29	1,000	1,179,450
North Tex. Edu. Fin. Corp. Uplift Edu., Ser. A, Rev.	BBB-(b)	5.250%	12/01/47	1,000	1,084,350
North Tex. Twy. Auth. Rev., Rfdg.,
First Tier, Ser. A	A2	5.750%	01/01/40	3,500	4,024,860
First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,728,195
First Tier, Sys.	A2	6.000%	01/01/38	2,000	2,359,720
Second Tier, Ser. F	A3	5.750%	01/01/38	2,500	2,774,625
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB(b)	6.500%	08/15/39	1,000	1,153,130
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150%	08/01/22	1,000	120,560
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	BBB(b)	6.700%	08/15/40	1,000	1,186,370
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev.,
Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250%	11/15/16	955	957,053
Stayton At Museum Way Sr. Living Ctr. Proj. Temps., Ser. C-1	NR	7.500%	11/15/16	780	781,318
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev.,
Corp. I, Sr. Lien, Ser. A	Baa2	5.250%	12/15/26	4,100	4,868,791
Corp. I, Sr. Lien, Ser. B	Baa2	0.906%(h)	12/15/26	1,500	1,276,305
Corp. I, Sr. Lien, Ser. D	Baa2	6.250%	12/15/26	2,355	3,054,129
Corp. III	A3	5.000%	12/15/32	1,000	1,082,550
Texas Mun. Pwr. Agcy. Rev., NATL, E.T.M., C.A.B.S.(e)	A2	0.560%(f)	09/01/15	50	49,287
Texas Private Activity Surface Transn. Corp., Sr. Lien,
LBJ Infrastructure	Baa3	7.000%	06/30/40	4,670	5,681,709
NTE Mobility Partners	Baa2	6.875%	12/31/39	2,000	2,392,400
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev.,
Ed. Cosmos Fndtn., Ser. A	BBB(b)	5.375%	02/15/37	1,000	1,048,460
Ed. Cosmos Fndtn., Ser. A	BBB(b)	6.200%	02/15/40	1,000	1,188,280
Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000%	08/15/30	2,000	2,122,280

					79,881,223

Utah — 0.2%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000%	08/15/41	1,500	1,660,005

Vermont — 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	NR	5.400%	05/01/33	1,100	1,161,710

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750%	10/01/37	750	882,555

Virginia — 2.7%
City of Chesapeake Expressway Toll Road Rev.,
Transn. Sys., Sr. Ser. B, C.A.B.S., Rfdg.	BBB(b)	4.820%(f)	07/15/40	1,000	609,120
Transn. Sys., Sr. Ser. B, Rfdg.	BBB(b)	5.000%	07/15/47	1,000	1,066,870
Fairfax Cnty. Econ. Dev. Auth. Facs. Rev., Vinson Hall LLC Ser. A	NR	5.000%	12/01/47	1,000	1,001,590
Hanover Cnty. Econ. Dev. Auth. Facs. Rev., Covenant Woods Ser. A	NR	5.000%	07/01/42	1,250	1,251,812
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	NR	6.875%	03/01/36	1,250	1,448,338

Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000%	09/01/26	4,685	4,601,045
Virginia Small Business Fin. Auth. Rev., Sr. Lien,
Elizabeth River Crossings OpCo LLC Proj.	BBB-(b)	5.250%	01/01/32	2,055	2,251,458
Elizabeth River Crossings OpCo LLC Proj.	BBB-(b)	5.500%	01/01/42	3,000	3,276,240
Express Lanes LLC Proj.	BBB-(b)	5.000%	01/01/40	4,780	4,953,753

					20,460,226

Washington — 1.5%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, A.M.T., Rfdg.	B-(b)	5.000%	04/01/30	1,000	1,008,100
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375%	12/01/22	1,190	1,279,595
Skagit Valley Hosp.	Baa2	5.750%	12/01/35	625	685,994
Tob. Settlement Auth. of Washington Rev., Asset Bkd.	A3	6.500%	06/01/26	1,990	2,037,740
Washington St. Healthcare Facs. Auth. Rev.,
Kadlec Regl. Med. Ctr.	Baa3	5.000%	12/01/42	1,000	1,047,940
Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	1,115	1,238,754
Providence Hlth. & Svcs., Ser. A	Aa2	5.000%	10/01/42	1,500	1,687,035
Seattle Childrens Hosp.	Aa3	5.625%	10/01/38	1,250	1,429,012
Swedish Hlth. Svcs., Ser. A (Prerefunded 11/15/14)(e)	A1	6.500%	11/15/33	1,000	1,108,620

					11,522,790

Wisconsin — 0.9%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750%	08/01/35	1,500	1,502,775
Pub. Fin. Auth. Chrt. Sch. Rev., Voyager Fndtn., Inc. Proj., Ser. A	NR	6.200%	10/01/42	1,000	1,030,680
Pub. Fin. Auth. Arpt. Facs. Rev.,
Sr. Oblig. Grp., A.M.T., Rfdg.	BBB-(b)	5.000%	07/01/42	1,500	1,558,050
Sr. Oblig. Grp., A.M.T., Rfdg.	BBB-(b)	5.250%	07/01/28	1,000	1,089,870
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750%	08/15/34	1,250	1,283,288
Eastcastle Place, Inc. Proj.	NR	6.125%	12/01/34	1,000	598,000

					7,062,663

Wyoming — 0.3%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	573,195
Laramie Cnty. Hosp. Rev., Cheyenne Regl., Med. Ctr. Proj.	A+(b)	5.000%	05/01/42	1,500	1,640,820

					2,214,015

TOTAL LONG-TERM INVESTMENTS (cost $691,215,806)					757,575,055

SHORT-TERM INVESTMENTS 1.7%
Alaska — 0.7%
City of Valdez Marine Terminal Rev., Exxon Pipeline Co., Proj. B, Rfdg., F.R.D.D.	VMIG1	0.110%(h)	12/01/33	2,700	2,700,000
Valdez AK Marine Term. Rev., ExxonMobil Proj. Rfdg., F.R.D.D.	VMIG1	0.110%(h)	12/01/29	1,900	1,900,000

					4,600,000

Kansas — 0.5%
Wichita KS Hosp. Rev., Var. Facs. Christi. Hlth. III, Ser. B-1, F.R.D.D.	A-1	0.120%(h)	11/15/39	4,200	4,200,000

Mississippi — 0.5%
Mississippi St. Business Fin. Comm. Gulf Opp. Zone,
Var. Chevron, USA, Ser. F, F.R.D.D.	VMIG1	0.120%(h)	11/01/35	3,000	3,000,000
Var. Chevron, USA, Ser. G, F.R.D.D.	VMIG1	0.120%(h)	11/01/35	1,200	1,200,000

					4,200,000

TOTAL SHORT-TERM INVESTMENTS (cost $13,000,000)					13,000,000

TOTAL INVESTMENTS (cost $713,041,682)(i)					770,575,055
OTHER ASSETS IN EXCESS OF LIABILITIES(j) 0.1%					546,691

NET ASSETS — 100.0%					$771,121,746

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in the portfolio descriptions:

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A. - ACA Financial Guaranty Corp.
A.G.C. - American Guarantee Corp.
A.G.M. - Assured Guaranty Municipal Corp.
A.M.B.A.C. - American Municipal Bond Assurance Corp.
A.M.T. - Alternative Minimun Tax.
C.A.B.S. - Capital Appreciation Bonds.
CDD - Community Development District.
E.T.M. - Escrowed to Maturity.
F.H.L.M.C. - Federal Home Loan Mortgage Corp.
F.N.M.A. - Federal National Mortgage Association.
F.R.D.D. - Floating Rate Daily Demand Note.
G.N.M.A. - Government National Mortgage Association.
GO - General Obligation.
NATL - National Public Finance Guaranty Corp.
NR - Not Rated by Moody’s or Standard & Poor’s.

(b)	Standard & Poor’s Rating.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents issuer in default on interest payments and/or principal repayment.
(e)	All or partial escrowed to maturity and pre-funded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	Represents a zero coupon or step bond. Rate shown reflects the effective yield on January 31, 2013.
(g)	Indicates a security that has been deemed illiquid.
(h)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$709,068,705	$72,477,769	$(10,971,419)	$61,506,350

The difference between book basis and tax basis was primarily due to the difference between financial and tax reporting with respect to accretion of market discount and other adjustments as of the most recent fiscal year end.

(j)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at January 31, 2013	Value at Trade Date	Unrealized Appreciation(1)(2)
	Short Positions:
15	10 Year U.S. Treasury Notes	Mar. 2013	$1,969,219	$1,995,449	$26,230
27	U.S. Long Bonds	Mar. 2013	3,873,656	4,051,459	177,803

					$204,033

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.
(2)	Cash of $193,100 has been segregated to cover requirement for open futures contracts as of January 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$770,757,055	$—
Other Financial Instruments*
Futures Contracts	204,033	—	—

Total	$204,033	$770,757,055	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    March 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    March 21, 2013

*	Print the name and title of each signing officer under his or her signature.